RESTATED AND AMENDED FINANCIAL STATEMENTS (Details 2) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfRestatedAndAmendedFinancialStatementsLineItems [Line Items]
Net loss for the year	$ (2,252,324)	$ (522,963)	$ (674,520)
Non-Cash Items
Change in valuation of derivative instruments	1,067,076	(534,118)	0
Accrued interest on promissory notes	58,470	195,412	0
Accretion expenses	146,624	7,039	0
Original issue discounts on promissory notes		0
Unrealized foreign exchange (gain) loss	(12,264)	(77,850)	(40,723)
Fees and interest on convertible promissory notes		0
Change in non-cash working capital accounts	(9,536)	104,827	(258,322)
Net proceeds on issuance of promissory notes	$ 572,389	795,047	$ 1,462,122
Previously Reported
DisclosureOfRestatedAndAmendedFinancialStatementsLineItems [Line Items]
Net loss for the year		(1,122,820)
Non-Cash Items
Change in valuation of derivative instruments		0
Accrued interest on promissory notes		0
Accretion expenses		0
Original issue discounts on promissory notes		36,653
Unrealized foreign exchange (gain) loss		58,346
Fees and interest on convertible promissory notes		186,128
Change in non-cash working capital accounts		104,828
Net proceeds on issuance of promissory notes		686,590
Adjustments
DisclosureOfRestatedAndAmendedFinancialStatementsLineItems [Line Items]
Net loss for the year		599,857
Non-Cash Items
Change in valuation of derivative instruments		(534,118)
Accrued interest on promissory notes		195,412
Accretion expenses		7,039
Original issue discounts on promissory notes		(36,653)
Unrealized foreign exchange (gain) loss		(136,196)
Fees and interest on convertible promissory notes		(186,128)
Change in non-cash working capital accounts		(1)
Net proceeds on issuance of promissory notes		$ 108,457